Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ (9,581)	¥ (62,068)	¥ (72,084)	¥ (68,959)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(367)	(2,379)	(2,267)	(2,144)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(1)	(3)	(3)	(3)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(9,212)	(59,677)	(69,772)	(66,860)
USA [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ (1)	¥ (9)	¥ (42)	¥ 48